OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Schedule of Other Payables
	Year ended December 31,
	2016	2017

Employees and payroll accruals	1,566	1,621
Current maturities of IIA grants	49	57
Related parties	295	324
Deferred revenues	122	131
Other	28	49

	2,060	2,182